Premises and equipment	12 Months Ended
Dec. 31, 2012
Premises and equipment
NOTE 5.	Premises and equipment:

Premises and equipment are shown on the consolidated balance sheets at cost, net of accumulated depreciation, as follows as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$2,694	$2,438
Buildings and premises	20,030	18,996
Furniture, fixtures and equipment	10,664	9,933

	33,388	31,367
Less - Accumulated depreciation	16,127	14,917

	$17,261	$16,450

Depreciation expense amounted to $1.2 million for the years ending December 31, 2012, 2011 and 2010.